Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 4,691	$ 1,140	$ 7,474	$ 2,178
Total revenues	96,776	87,060	188,783	171,089
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	88,784	85,920	174,743	168,911
Bareboat revenues
Operating Leases
Revenue from contract with customers	3,301		6,566
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 92,085	$ 85,920	$ 181,309	$ 168,911